Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Income Tax Contingency [Line Items]
Opening balance	$ 13.6	691.3	691.3
Increase/(decrease) related to prior year tax positions	0	0	0
Closing balance	$ 13.6	691.3	691.3